Statements of cash flows - Summary of Adjustments from Financing Activities (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Lease liabilities	₩ 366,340	₩ 210,810	₩ 235,215